CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Loss from Operations
Total operating expenses			$ 22,265,000	$ 8,612,000
Loss from Operations			(21,818,000)	(7,993,000)
Non-operating (Expense) and Income
Net (Loss) Income Attributable to Innventure LLC Unitholders			$ (12,507,000)	$ 1,020,000
Weighted average Class A Units outstanding, basic (in shares)			10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)			$ (1.73)	$ (0.71)
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Loss from Operations
Total operating expenses	$ 1,333,608	$ 428,076	$ 2,928,040	$ 781,121
Loss from Operations	(1,333,608)	(428,076)	(2,928,040)	(781,121)
Non-operating (Expense) and Income
Interest income	637,838	2,743,828	637,838	5,204,752
Interest income on cash account	0	375	0	375
Change in fair value of warrant liabilities	(1,864,600)	(186,460)	(2,423,980)	559,380
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (2,560,370)	$ 2,129,667	$ (4,714,182)	$ 4,983,386
Class A Units | Learn CW Investment Corporation
Non-operating (Expense) and Income
Weighted average Class A Units outstanding, basic (in shares)	9,338,422	23,000,000	9,338,422	23,000,000
Diluted weighted average shares outstanding (in shares)	9,338,422	23,000,000	9,338,422	23,000,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17
Class B Ordinary Shares | Learn CW Investment Corporation
Non-operating (Expense) and Income
Weighted average Class A Units outstanding, basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000
Diluted weighted average shares outstanding (in shares)	5,750,000	5,750,000	5,750,000	5,750,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17